INTEREST-BEARING LOANS AND BORROWINGS (Details) ₫ in Millions	Dec. 31, 2024 VND (₫)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 VND (₫)		Dec. 31, 2023 USD ($)
INTEREST-BEARING LOANS AND BORROWINGS
Short-term loans from banks	₫ 24,210,045	$ 994,865,215	₫ 24,337,193		$ 1,019,743,280
Short-term interest-bearing loans and borrowings, TOTAL	39,124,086	1,607,729,032	42,924,034	[1]
Long-term interest-bearing loans and borrowings	22,862,890	939,506,472	30,170,149	[1]
Loans from bank
INTEREST-BEARING LOANS AND BORROWINGS
Current portion of long-term loans	7,279,170	299,123,485	7,143,376		293,543,288
Long-term interest-bearing loans and borrowings	16,924,140	695,464,968	22,590,438		928,310,585
Bonds
INTEREST-BEARING LOANS AND BORROWINGS
Current portion of long-term loans	7,605,487	312,532,854	11,443,465		479,488,182
Long-term interest-bearing loans and borrowings	5,938,750	244,041,504	7,551,628		$ 316,417,812
Loans from others
INTEREST-BEARING LOANS AND BORROWINGS
Short-term loans from banks	₫ 29,384	$ 1,207,478
Long-term interest-bearing loans and borrowings			₫ 28,083

[1]	As adjusted to reflect the historical financial statements of VinES JSC acquired in January 2024, deemed as reorganization under common control (Note 3).